Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Parenthetical) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 20	£ 72
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	1	4
Other Provisions
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	147	125
Trade And Other Payables
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 34	£ 4